Long-term investments, net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Long-term investments, net
Long-term investments	$ 7,267,442	$ 6,990,132
Less: impairment	(234,869)	(89,852)
Total	$ 7,032,573	$ 6,900,280